Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of liability deferred revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of liability deferred revenue [Abstract]
Balance, beginning of year	$ 5,510,460	$ 4,865,499
Deferral of revenue	16,411,279	14,752,642
Recognition of unearned revenue	(16,483,184)	(14,107,681)
Balance, end of year	$ 5,438,555	$ 5,510,460